EMPLOYEE BENEFITS - Future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Post-Employment benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 70,504
Post-Employment benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	62,396
Post-Employment benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	61,762
Post-Employment benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	62,107
Post-Employment benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	63,917
Post-Employment benefits | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	325,705
Long-Term Benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	20,986
Long-Term Benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	19,604
Long-Term Benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	24,039
Long-Term Benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	23,745
Long-Term Benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	19,247
Long-Term Benefits | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 97,157